INCOME TAXES - Narrative (Details) - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Aug. 16, 2022
Provision For Income Tax [Line Items]
Taxes related to the FET equity interest sale, net	$ 0	$ 0	$ 23,000,000	$ 0	$ 23,000,000	$ 24,000,000	$ 0	$ 0
Operating loss carryforwards, not subject to expiration, net of tax									$ 1,000,000,000
Deferred tax assets, tax credit carryforwards						6,000,000
Unrecognized tax benefits						3,000,000	3,000,000
General taxes						279,000,000	$ 256,000,000	$ 247,000,000
Domestic Tax Jurisdiction
Provision For Income Tax [Line Items]
Operating loss carryforwards, not subject to expiration, net of tax						3,000,000
Operating loss carryforwards, not subject to expiration						15,000,000
State and Local Jurisdiction
Provision For Income Tax [Line Items]
Operating loss carryforwards, subject to expiration						575,000,000
Operating loss carryforwards, subject to expiration, net of tax						28,000,000
Pre-tax net operating loss carryforwards expected to utilized						148,000,000
Operating loss carryforwards expected to utilized, net of tax						$ 6,000,000